Capital and Funding - Subsidiaries With Significant Non-Controlling Interests (HUL) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance		€ 13,886	€ 12,117	€ 14,198
Non-current assets		51,502	48,376
Current assets		16,157	16,430
Total current liabilities		(20,592)	(20,978)
Total non-current liabilities		(29,412)	(29,942)
Turnover		50,724	51,980	50,982
Profit after tax		6,073	6,026	9,788
Other comprehensive income		(2,237)	543
Total comprehensive income		3,836	6,569	8,617
Net increase/(decrease) in cash and cash-equivalents		1,773	1,205	(151)
Net gain arising from Horlicks acquisition	[1]	4,848
Ending balance		17,655	13,886	12,117
Non-controlling Interests [member]
Disclosure of classes of share capital [line items]
Beginning balance		694	720	758
Profit after tax		492	401	419
Total comprehensive income		286	407	407
Net gain arising from Horlicks acquisition	[1]	1,918
Ending balance		2,389	694	720
Subsidiaries with material non-controlling interests [member] | Hindustan Unilever Limited [Member]
Disclosure of classes of share capital [line items]
Non-current assets		6,173	1,030
Current assets		1,258	1,438
Total current liabilities		(1,127)	(1,117)
Total non-current liabilities		(1,139)	(332)
Turnover		4,957	4,937
Profit after tax		866	730
Total comprehensive income		374	740
Net increase/(decrease) in cash and cash-equivalents		48	145
Subsidiaries with material non-controlling interests [member] | Hindustan Unilever Limited [Member] | Non-controlling Interests [member]
Disclosure of classes of share capital [line items]
Beginning balance		(328)	(299)
Profit after tax		(319)	(239)
Other comprehensive income		3	(6)
Dividend paid to the non-controlling interest		392	218
Currency translation		192	(2)
Net gain arising from Horlicks acquisition		(1,918)
Ending balance		€ (1,978)	€ (328)	€ (299)

[1]	Consideration for the Main Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity. See note 21 for further details.